Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 2,765,155	$ 2,274,142
Property, plant and equipment	11,944,885	11,042,446
Intangible assets	96,683	105,116
United States
Segment Reporting Information [Line Items]
Revenue	2,232,959	1,790,539
Property, plant and equipment	10,351,736	9,464,716
Intangible assets	18,818	23,575
Canada
Segment Reporting Information [Line Items]
Revenue	175,005	157,854
Property, plant and equipment	848,560	882,454
Intangible assets	19,038	21,780
Other regions
Segment Reporting Information [Line Items]
Revenue	357,191	325,749
Property, plant and equipment	744,589	695,276
Intangible assets	$ 58,827	$ 59,761